MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.6 - Schedule 1

Report Pulled:	6/30/2025
Loan Count:	22
Fields Reviewed	Count	Percentage
Total Cash Reserves	1	4.55%

Report Pulled:	6/30/2025
Loan Count:	22
Audit ID	Loan Number	Loan ID	Borrower Last Name	Field	Tape Data	Review Data
XXXX	XXXX	9128212	XXXX	Total Cash Reserves	XXXX	XXXX